Earnings Per Share (Computation of Basic and Diluted Earnings per Share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator
Net income attributable to common shareholders	$ 977.7	$ 945.1
Diluted numerator	$ 977.7	$ 945.1
Denominator
Weighted average shares of common stock outstanding - basic	273.6	265.5
Stock-based compensation	0.2	0.4
Weighted average shares of common stock outstanding- diluted	273.8	265.9
Earnings per common share
Basic	$ 3.57	$ 3.56
Diluted	$ 3.57	$ 3.55